Banking Facilities	12 Months Ended
Dec. 31, 2025
Banking Facilities [Abstract]
Banking facilities

22. Banking facilities

As of December 31, 2025, total banking facilities available to the Group amounting to US$ 143,000 are secured by a guarantee from a director of the Company.

As of December 31, 2025, the Group had utilized the facilities in the amount of approximately US$143,000.

During the year ended December 31, 2024, the Group repaid all bank loans and cancelled all the banking facilities. Therefore, there was no banking facilities available to the Group as of December 31, 2024.